Restricted Stock Units ('RSUs') Awards - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved (in shares)	43,312,150
Percentage annual increase in shares reserved for issuance (in shares)	3.00%
Award vesting period (in years)	3 years
RSU expense	€ 16,836,000	€ 24,261,000
RSU expense, one-off expense		23,100,000
Fair value of RSUs vested during the year	7,500,000	5,900,000
Unrecognized compensation costs	€ 11,100,000	€ 23,400,000
Period to recognized unrecognized compensation expense (in years)	1 year 1 month 6 days	1 year 3 months 18 days
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares unvested (in shares)	5,100,000
RSU expense	€ 16,800,000	€ 24,300,000	€ 0